UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |X|; Amendment Number:  1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:


Signature, Place and Date of Signing:

  /s/ Neal C. Bradsher           New York, New York         May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $171,082
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13F File Number       Name

 1.   028-13770                 Broadwood Partners, L.P.
----  -------------------       ---------------------------------------

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN 2                COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7  COLUMN 8

                                                                 VALUE    SHS OR   SH/ PUT/    INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS          CUSIP      (x$1000) PRN AMT   PRN CALL    DISCRETION   MGRS  SOLE   SHARED NONE
--------------              ---------------         ------     --------- -------  ---------   -----------  ----- -----  ------- ----
BIOTIME INC                  COM                     09066L105  33,292  4,669,249  SH        Shared-Defined  1         4,669,249
COMARCO INC                  COM                     200080109   4,708  1,548,636  SH        Shared-Defined  1         1,548,636
DEUTSCHE BK AG LDN BRH       PS GOLD SH ETN          25154H731   1,609     81,800  SH        Shared-Defined  1            81,800
HANSEN NAT CORP              COM                     411310105  35,553    819,568  SH        Shared-Defined  1           819,568
INVERNESS MED INNOVATIONS IN PFD CONV SER B          46126P304  16,282     60,983  SH        Shared-Defined  1            60,983
BIOTIME INC                  WARRANTS EXP 10/31/2010 09066L147  17,932  3,608,143  SH        Shared-Defined  1         3,608,143
PALOMAR MED TECHNOLOGIES INC COM NEW                 697529303   6,265    576,400  SH        Shared-Defined  1           576,400
QUESTCOR PHARMACEUTICALS INC COM                     74835Y101  29,452  3,578,660  SH        Shared-Defined  1         3,578,660
SOLTA MED INC                COM                     83438K103   2,293  1,066,587  SH        Shared-Defined  1         1,066,587
STAAR SURGICAL CO            COM PAR $0.01           852312305  23,029  6,028,638  SH        Shared-Defined  1         6,028,638
ZEBRA TECHNOLOGIES CORP      CL A                    989207105     666     22,500  SH        Shared-Defined  1            22,500




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